Borrowed Funds	12 Months Ended
Sep. 30, 2013
Borrowed Funds [Abstract]
Borrowed Funds

7. BORROWED FUNDS

At September 30, 2013 and 2012, the Company’s borrowed funds consisted of FHLB advances and repurchase agreements.

FHLB Advances – FHLB advances at September 30, 2013 and 2012 were comprised of the following:

	2013	2012
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,525,000	$2,550,000
Deferred prepayment penalty	(11,575)	(19,952)
Deferred gain on terminated interest rate swaps	113	274
	$2,513,538	$2,530,322

Weighted average contractual interest rate on FHLB advances	2.33%	2.62%
Weighted average effective interest rate on FHLB advances(1)	2.67%	3.03%

(1)

The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

During fiscal year 2012, the Bank prepaid a $200.0 million fixed-rate FHLB advance with a contractual interest rate of 3.88% and a remaining term-to-maturity of 15 months.  The prepaid FHLB advance was replaced with a $200.0 million fixed-rate FHLB advance, with a contractual interest rate of 0.86% and a term of 46 months.  The Bank paid a $7.9 million penalty to the FHLB as a result of prepaying the FHLB advance. The prepayment penalty was deferred and is being recognized in interest expense over the life of the new advance and thereby effectively increased the interest rate on the new advance 108 basis points, to 1.94%, at the time of the transaction.  The present value of the cash flows under the terms of the new FHLB advance were not more than 10% different from the present value of the cash flows under the terms of the prepaid FHLB advance (including the prepayment penalty) and there were no embedded conversion options in the prepaid advance or in the new FHLB advance so the transaction was accounted for as a debt modification.  The benefit of prepaying the advance was an immediate decrease in interest expense and a decrease in interest rate sensitivity as the maturity of the refinanced advance was extended at a lower rate.

At September 30, 2013, the Bank had access to, but no outstanding balance on, a line of credit with the FHLB set to expire on November 22, 2013, at which time the line of credit is expected to be renewed automatically by the FHLB for a one year period.  At September 30, 2013,  there were no outstanding borrowings on the FHLB line of credit.

FHLB borrowings are secured by certain qualifying mortgage loans pursuant to a blanket collateral agreement with the FHLB and all of the capital stock of FHLB owned by the Bank.  Per the FHLB’s lending guidelines, total FHLB borrowings cannot exceed 40% of total Bank assets without the pre-approval of the FHLB president.  At September 30, 2013,  the ratio of the par value of the Bank’s FHLB borrowings to the Bank’s total assets, as reported to the OCC,  was 27%.

Other Borrowings –  At September 30, 2013 and 2012, the Company’s other borrowings consisted of repurchase agreements in the amounts of $320.0 million and $365.0 million, with weighted average contractual rates of 3.43% and 3.83%, respectively.  The Bank has pledged MBS with an estimated fair value of $364.6 million at September 30, 2013 as collateral for the repurchase agreements.

Maturity of Borrowed Funds – The following table presents the maturity of FHLB advances, at par, and repurchase agreements, along with associated weighted average contractual and weighted average effective rates as of September 30, 2013:

	FHLB	Repurchase	Total
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate(1)
	(Dollars in thousands)
2014	$450,000	$100,000	$550,000	3.33%	3.95%
2015	600,000	20,000	620,000	1.73	1.96
2016	575,000	--	575,000	2.29	2.91
2017	500,000	--	500,000	2.69	2.72
2018	200,000	100,000	300,000	2.90	2.90
Thereafter	200,000	100,000	300,000	1.81	1.81
	$2,525,000	$320,000	$2,845,000	2.45%	2.75%

(1)

The effective rate includes the net impact of the amortization of deferred prepayment penalties resulting from the prepayment of certain FHLB advances, and deferred gains related to terminated interest rate swaps.